Financial derivatives at fair value statement and equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	€ (44)
Increase decrease in net financial derivatives with effect on reserves	113
Increase decrease in net financial derivatives fair value effect on profit and loss	(5)
Increase decrease in net financial derivatives with effect on final profit and loss	4
Increase decrease in net financial derivatives with effect on cash	59
Increase decrease in net financial derivatives with effect on exchange rate	(131)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(84)
At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives	109	€ 109	€ 153
Increase decrease in net financial derivatives	(44)
Inflation derivatives [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	19
Increase decrease in net financial derivatives with effect on reserves	12
Increase decrease in net financial derivatives fair value effect on profit and loss	6
Increase decrease in net financial derivatives with effect on final profit and loss	4
Increase decrease in net financial derivatives with effect on cash	(11)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	8
Inflation derivatives [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		134	115
Increase decrease in net financial derivatives	19
Inflation derivatives [Member] | Cash flow hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	19
Increase decrease in net financial derivatives with effect on reserves	12
Increase decrease in net financial derivatives fair value effect on profit and loss	6
Increase decrease in net financial derivatives with effect on final profit and loss	4
Increase decrease in net financial derivatives with effect on cash	(11)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	8
Inflation derivatives [Member] | Cash flow hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		134	115
Increase decrease in net financial derivatives	19
Interest rate derivatives [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(17)
Increase decrease in net financial derivatives with effect on reserves	26
Increase decrease in net financial derivatives fair value effect on profit and loss	3
Increase decrease in net financial derivatives with effect on final profit and loss	(1)
Increase decrease in net financial derivatives with effect on cash	(1)
Increase decrease in net financial derivatives with effect on exchange rate	1
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(45)
Interest rate derivatives [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		(57)	(39)
Increase decrease in net financial derivatives	(17)
Interest rate derivatives [Member] | Cash flow hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(17)
Increase decrease in net financial derivatives with effect on reserves	17
Increase decrease in net financial derivatives fair value effect on profit and loss	3
Increase decrease in net financial derivatives with effect on final profit and loss	(1)
Increase decrease in net financial derivatives with effect on cash	(1)
Increase decrease in net financial derivatives with effect on exchange rate	1
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(36)
Interest rate derivatives [Member] | Cash flow hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		(57)	(39)
Increase decrease in net financial derivatives	(17)
Interest rate derivatives [Member] | Fair value hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	0
Increase decrease in net financial derivatives with effect on reserves	9
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(9)
Interest rate derivatives [Member] | Fair value hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		0	0
Increase decrease in net financial derivatives	0
Cross currency swaps [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(17)
Increase decrease in net financial derivatives with effect on reserves	77
Increase decrease in net financial derivatives fair value effect on profit and loss	(19)
Increase decrease in net financial derivatives with effect on final profit and loss	7
Increase decrease in net financial derivatives with effect on cash	12
Increase decrease in net financial derivatives with effect on exchange rate	(109)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	15
Cross currency swaps [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		42	58
Increase decrease in net financial derivatives	(17)
Cross currency swaps [Member] | Cash flow hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	14
Increase decrease in net financial derivatives with effect on reserves	(1)
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	7
Increase decrease in net financial derivatives with effect on cash	(7)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	15
Cross currency swaps [Member] | Cash flow hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		1	(13)
Increase decrease in net financial derivatives	14
Cross currency swaps [Member] | Fair value hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	0
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	0
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Cross currency swaps [Member] | Fair value hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		0	0
Increase decrease in net financial derivatives	0
Cross currency swaps [Member] | Hedge of net investment in foreign [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(31)
Increase decrease in net financial derivatives with effect on reserves	78
Increase decrease in net financial derivatives fair value effect on profit and loss	(19)
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	19
Increase decrease in net financial derivatives with effect on exchange rate	(109)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Cross currency swaps [Member] | Hedge of net investment in foreign [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		41	72
Increase decrease in net financial derivatives	(31)
Foreign exchange derivatives member [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(38)
Increase decrease in net financial derivatives with effect on reserves	(2)
Increase decrease in net financial derivatives fair value effect on profit and loss	(12)
Increase decrease in net financial derivatives with effect on final profit and loss	(6)
Increase decrease in net financial derivatives with effect on cash	65
Increase decrease in net financial derivatives with effect on exchange rate	(23)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(60)
Foreign exchange derivatives member [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		(39)	(1)
Increase decrease in net financial derivatives	(38)
Foreign exchange derivatives member [Member] | Cash flow hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(2)
Increase decrease in net financial derivatives with effect on reserves	(2)
Increase decrease in net financial derivatives fair value effect on profit and loss	1
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	58
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(59)
Foreign exchange derivatives member [Member] | Cash flow hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		(2)	0
Increase decrease in net financial derivatives	(2)
Foreign exchange derivatives member [Member] | Fair value hedge [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(5)
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	(1)
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	(4)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Foreign exchange derivatives member [Member] | Fair value hedge [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		(5)	0
Increase decrease in net financial derivatives	(5)
Foreign exchange derivatives member [Member] | Hedge of net investment in foreign [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(30)
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	(5)
Increase decrease in net financial derivatives with effect on final profit and loss	(6)
Increase decrease in net financial derivatives with effect on cash	0
Increase decrease in net financial derivatives with effect on exchange rate	(19)
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	0
Foreign exchange derivatives member [Member] | Hedge of net investment in foreign [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		(38)	(8)
Increase decrease in net financial derivatives	(30)
Foreign exchange derivatives member [Member] | Speculative [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	(1)
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	(7)
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	7
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(1)
Foreign exchange derivatives member [Member] | Speculative [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		6	7
Increase decrease in net financial derivatives	(1)
Equity swaps [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	9
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	17
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(6)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(2)
Equity swaps [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		29	20
Increase decrease in net financial derivatives	9
Equity swaps [Member] | Speculative [Member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Increase decrease in net financial derivatives	9
Increase decrease in net financial derivatives with effect on reserves	0
Increase decrease in net financial derivatives fair value effect on profit and loss	17
Increase decrease in net financial derivatives with effect on final profit and loss	0
Increase decrease in net financial derivatives with effect on cash	(6)
Increase decrease in net financial derivatives with effect on exchange rate	0
Increase decrease in net financial derivatives with effect on other balance sheetor income statement items	(2)
Equity swaps [Member] | Speculative [Member] | At fair value [member]
Financial derivatives at fair value or effect on income statement and equity [Line Items]
Net financial derivatives		€ 29	€ 20
Increase decrease in net financial derivatives	€ 9